Other receivables	12 Months Ended
Dec. 31, 2023
Other Receivables
Other receivables

9.	Other receivables

	2023	2022

Accounts receivable - GCB (*)	588	603
Accounts receivable - Assai (**)	108	-
Receivable from sale of subsidiaries	61	72
Lease receivables	15	21
Receivables from sale of property and equipment	11	61
Accounts receivable from insurers	2	2
Other (***)	144	254
Allowance for doubtful accounts on other receivables (note 9.1)	(4)	(7)
	925	1,006

Current	115	279
Non-current	810	727
(*)	Amount receivable from Casas Bahia Group (“GCB”) related to an agreement stablished between shareholders at the date that entity was a subsidiary of the Group, where GPA is entitled to the credits for the period from 2003 to 2010. The amount includes R$573 corresponding to GPA's right to receive, as a reimbursement from GCB, the tax benefit on the deduction of ICMS from the PIS and COFINS calculation basis, after obtaining a final and unappealable decision (Note 21.7).
(**)	The amount receivable from Assai was reclassified from the Related Parties group since Sendas was no longer considered a related party of GPA due to the total sale of its stake by the controlling shareholder Casino, which occurred in June 2023.
(***)	Includes the remaining amount of R$24(R$139 on December 31, 2022) receivable from Fundo Imobiliário Barzel for the sale of 7 properties related to the discontinued operations of Hypermarkets formats (Note 1.1). The Company will transfer the amounts received to Assaí, since the Company has already received the advance payment for the sale of properties from Assaí.

9.1 Allowance for doubtful accounts on other receivables

	2023	2022	2021

At the beginning of the year	(7)	(15)	(11)
Allowance booked for the year	-	-	(4)
Write-off of other receivables	3	8	-
At the end of the year	(4)	(7)	(15)